Statement of Changes in Net Assets Available for Benefits - EBP 27-1560715 001 [Member]	Dec. 31, 2025 USD ($)
Investments
Interest and dividends	$ 185,144
Net appreciation in fair value of investments	4,074,952
Other	446
Net change in investments	4,260,542
Contributions
Participants	2,298,430
Employer	1,091,569
Rollovers	101,462
Total contributions	3,491,461
Deductions from net assets attributed to:
Benefits paid to participants	2,789,791
Administrative expenses	210,865
Total deductions	3,000,656
Net increase in net assets	4,751,347
Net assets available for benefits:
End of year	$ 31,433,964